UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   811-22320

U.S. One Trust

(Exact name of registrant as specified in charter)

9190 Double Diamond Parkway, Reno, Nevada 89521

(Address of principal executive offices) (Zip code)

Paul Hrabal
9190 Double Diamond Parkway, Reno, Nevada 89521

 (Name and address of agent for service)

Registrant's telephone number, including area code: 775-329-5500

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

One Fund® ETF

NYSE Arca Ticker Symbol: ONEF

Annual Report

December 31, 2010

TABLE OF CONTENTS

Letter To Shareholders	3

Hypothetical Growth of a $10,000 Investment	6

Current Holdings	7

Fund Expenses	9

Statement of Assets and Liabilities	10

Statement of Operations	11

Statement of Changes in Net Assets	12

Financial Highlights	13

Notes to Financial Statements	14

Report of Independent Registered Public Accounting Firm	20

Frequency Distribution of Discounts And Premiums	21

Supplemental Information	22

2010 Annual Report	One Fund®

LETTER TO SHAREHOLDERS

Dear Fellow Shareholders,

The One Fund ETF delivered strong performance in 2010:

•	12.62% total return from inception on May 11 through December 31

•	Beat the S&P 500 Index[1] (12.62% vs. 9.93%)

•	Paid first dividend of $0.35551 per share

By January 2011, One Fund had also reached another milestone - surpassing $10 million in assets under management.

Below is One Fund’s performance from inception on May 11, 2010 through December 31, 2010:

	Since Inception	1 Month	3 Month	1 Year	3 Year	5 Year
NAV	12.62%	7.67%	11.15%	N/A	N/A	N/A
Market Price	12.66%	7.66%	11.06%	N/A	N/A	N/A
S&P 500 Index	9.93%	6.68%	10.76%	15.06%	-2.86%	2.29%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. For the most recent month-end performance, please visit www.onefund.com. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.51%.

Broad Diversification

One Fund, with over 5,000 companies in its portfolio, offers one of the most diversified stock funds on the market. This broad diversification – covering the five market segments below – was  critical to One Fund’s strong returns this year.

Stock Market Segment[2]	Return (5/11-12/31/10)
U.S. Large Companies	10.7%
U.S. Small Companies	14.7%
Int'l Developed Large Companies	14.7%
Int'l Developed Small Companies	21.6%
Emerging Market Large Companies	21.2%

One Fund®	2010 Annual Report

LETTER TO SHAREHOLDERS (Continued)

One Fund’s international exposure helped protect shareholders from a weaker U.S. stock market and One Fund’s small company exposure also boosted returns.

International investing and a heavy weighting to small companies are two fundamental tenets of One Fund and I’m pleased that our results this year so clearly demonstrate their benefits.

Main Street. Not Wall Street.

I launched One Fund to help the small individual investor. The person that may not have a lot of money, but still deserves quality investment advice.

I wanted to offer these folks an investment that followed a simple approach that has proven so effective over the long run, yet is seldom practiced by other fund companies:

•	Invest in a diversified global stock portfolio

•	Own the entire market vs. trying to pick individual stocks

•	Buy and hold vs. trying to time market ups and downs

•	Keep costs low so expenses don’t eat up shareholder returns

It’s a recipe that has served me well for many years and it’s one in which I have executed successfully on your behalf in 2010.

It has been my pleasure to be a part of your financial life. Thank you for your trust and confidence.

Sincerely,

Paul Hrabal
Chief Investment Officer

Disclosure

The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions. The Standard & Poor’s 500 Index (S&P 500) is a widely recognized, unmanaged index of U.S. common stock prices. Index returns include dividends and/or interest income and, unlike Fund returns, do not reflect fees or expenses. One cannot invest in an index.  Standard & Poor’s and S&P 500® are trademarks of The McGraw-Hill Companies, Inc.

2010 Annual Report	One Fund®

LETTER TO SHAREHOLDERS (Continued)

1 The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions. The Standard & Poor’s 500 Index (S&P 500) is a widely recognized, unmanaged index of U.S. common stock prices. Index returns include dividends and/or interest income and, unlike Fund returns, do not reflect fees or expenses. Standard & Poor’s and S&P 500® are trademarks of The McGraw-Hill Companies, Inc.

2 MSCI indices are used to represent performance of each market segment as follows: US Prime Market 750, US Small Cap 1750, EAFE, EAFE Small Cap and Emerging Markets. Performance does not reflect performance of One Fund. You cannot invest directly in an index.

Shares of One Fund are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Market Price returns are based upon the midpoint of the bid/ask spread at 4:00 PM Eastern time (when NAV is normally determined), and do not represent the returns you would receive if you traded shares at other times.

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus, which may be obtained by visiting www.onefund.com. Please read the prospectus carefully before you invest.

An investment in the Fund is subject to risk, including the possible loss of principal amount invested. Other Fund risks include asset allocation risk, foreign securities and currency risk, emerging markets risk, small-cap, mid-cap and large-cap risk, trading risk, and turnover risk that can increase Fund expenses and may decrease Fund performance. The Fund is, also, subject to the risks, which can result in higher volatility, associated with the underlying ETFs that comprise this “fund of funds”. Newly organized, actively managed Funds have no trading history and there can be no assurance that active trading markets will be developed or maintained. Brokerage costs will reduce returns. When the Fund invests in Underlying ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the Underlying ETFs’ expenses (including operating costs and management fees). Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the Underlying ETF.

Foreside Fund Services, LLC, Distributor.

One Fund®	2010 Annual Report

HYPOTHETICAL GROWTH OF A $10,000 INVESTMENT (unaudited)
For the Period May 11, 2010* through December 31, 2010

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. One cannot invest directly in an index.

* Fund's Inception date

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2010 Annual Report	One Fund®

CURRENT HOLDINGS
December 31, 2010

One Fund’s holdings represent a broad-based global stock portfolio with nearly 5,000 large, medium and small companies covering over 95% of the world’s stock market value, including most developed and emerging markets.

Holdings are weighted based on their contribution to global stock market capitalization, adjusted for management’s view of the relative long term economic prospects, competitive advantage and potential return of each target market.

By Investment (audited)
Ticker	Exchange-Traded Fund (ETF)	Number of Shares	U.S. $ Value	% of Net Assets
VV	Vanguard Large Cap ETF	82,958	$4,779,210	48.57%
VB	Vanguard Small Cap ETF	27,609	2,005,242	20.38%
VEA	Vanguard Europe Pacific ETF	55,215	1,996,022	20.29%
VWO	Vanguard Emerging Markets ETF	10,956	527,532	5.36%
SCZ	iShares MSCI EAFE Small Cap Index Fund	12,292	518,845	5.27%
TOTAL INVESTMENTS (cost $9,015,217)			$9,826,851	99.87%
Other Assets in Excess of Liabilities			12,579	0.13%
NET ASSETS			$9,839,430	100.00%

See notes to financial statements.

By Geography and Company Size (unaudited)

One Fund®	2010 Annual Report

CURRENT HOLDINGS (Continued)
December 31, 2010

Top 20 Countries	(unaudited)
United States	69.1%	Spain	0.7%
Japan	6.1%	South Korea	0.7%
United Kingdom	5.4%	Italy	0.7%
Australia	2.4%	Netherlands	0.7%
France	2.2%	Taiwan	0.6%
Germany	2.1%	India	0.4%
Switzerland	2.0%	South Africa	0.4%
China/Hong Kong	1.7%	Singapore	0.3%
Brazil	0.9%	Russia	0.3%
Sweden	0.9%	Mexico	0.2%

Current holdings by investment is shown as a percentage of net assets. Holdings by geography, company size and country are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.onefund.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

2010 Annual Report	One Fund®

FUND EXPENSES (unaudited)

As a shareholder of the One Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2010 to December 31, 2010.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period July 1, 2010 to December 31, 2010” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Annualized Expense Ratio Based on the Period	Expenses Paid During the Period†
	Value	Value	7/1/10 to	7/1/10 to
	7/1/10	12/31/10	12/31/10	12/31/10
One Fund
Actual	$1,000.00	$1,262.58	0.39%	$2.21
Hypothetical (5% return before expenses)	$1,000.00	$1,023.25	0.39%	$1.98

† Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect one-half year period).

One Fund®	2010 Annual Report

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2010

ASSETS
Investments, at value (cost $9,015,217)	$9,826,851
Cash	140,301

Total Assets	9,967,152

LIABILITIES
Dividend payable	125,850
Accrued expenses	1,872

Total Liabilities	127,722

NET ASSETS	$9,839,430

COMPOSITION OF NET ASSETS
Paid-in capital	$9,031,000
Distributions in excess of net investment income	(3,204)
Net unrealized appreciation on investments	811,634

NET ASSETS	$9,839,430

NET ASSET VALUE PER SHARE
354,000 Shares Outstanding
(no par value, unlimited shares authorized)	$27.80

2010 Annual Report	One Fund®

STATEMENT OF OPERATIONS
For the Period May 11, 2010* through December 31, 2010

INVESTMENT INCOME
Dividends	$140,810

EXPENSES

Management fee (Note B)	12,020

Trustees' fees	7,497

Total Expenses	19,517

Expense Reimbursement	(1,353)

Net Expenses	18,164

Net Investment Income	122,646

UNREALIZED GAIN ON INVESTMENTS

Net change in unrealized appreciation on investments	811,634

NET INCREASE IN NET ASSETS FROM OPERATIONS	$934,280

* Commencement of investment operations

One Fund®	2010 Annual Report

STATEMENT OF CHANGES IN NET ASSETS
For the Period May 11, 2010* through December 31, 2010

INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$122,646

Net unrealized appreciation on investments	811,634

Net increase in net assets from operations	934,280

DIVIDENDS
Net Investment Income	(125,850)

CAPITAL SHARE TRANSACTIONS

Proceeds from sale of shares	8,931,000

Net increase from capital share transactions	8,931,000

Total Increase in Net Assets	9,739,430

NET ASSETS

Beginning of period	100,000
End of period (including distributions in excess of
net investment income of $3,204)	$9,839,430

Shares outstanding, beginning of period	4,000

Shares created	350,000

Shares redeemed	-

Shares outstanding, end of period	354,000

* Commencement of investment operations

2010 Annual Report	One Fund®

FINANCIAL HIGHLIGHTS
For the Period May 11, 2010* through December 31, 2010

Selected data for a share outstanding throughout the period:

Net asset value, beginning of period	$25.00

From Investment Operations
Net investment income	0.35
Net unrealized gain	2.81

Total from investment operations	3.16

Dividends To Shareholders
Net investment income	(0.36)

Net asset value, end of period	$27.80

Total Return(a)	12.62%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$9,839
Ratio to average net assets of(c):
Expenses, net of expense reimbursement	0.53	%(b)
Expenses, prior to expense reimbursement	0.57	%(b)
Net investment income	3.57	%(b)
Portfolio turnover rate	0%

* Commencement of investment operations
(a)	Total investment return is calculated assuming an initial investment made at the net asset
	value at the beginning of the period, reinvestment of all dividends and distributions, if any,
	at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(b) Annualized
(c) Ratios do not include expenses of the underlying Funds.

One Fund®	2010 Annual Report

NOTES TO FINANCIAL STATEMENTS
December 31, 2010

1.    ORGANIZATION
U.S. One Trust (the “Trust”) is an open-end management investment company, currently offering one series, the One Fund (the “Fund”).  The Trust was organized as a Delaware statutory trust on July 27, 2009.  The Trust is registered with the United States Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).  The investment objective of the Fund is long-term capital appreciation.  U.S. One, Inc. (the “Adviser”) manages the Fund.  The Fund is classified as a “diversified” investment company under the 1940 Act, as amended.  The Fund commenced operations May 11, 2010.

The Fund is a “fund of funds,” which means that the Fund seeks to achieve its investment objective by investing primarily in the retail shares of other exchange-traded funds (“Underlying ETFs”).  In pursuing its investment objective, U.S. One, Inc. (the “Adviser”) will normally invest at least 80% of the Fund’s total assets in Underlying ETFs.  The Fund invests in Underlying ETFs that track various securities indices comprised of large, mid and small capitalization companies in the United States, Europe and Asia, as well as other developed and emerging markets.  There is no limit on the percentage of Fund assets that may be invested in securities of foreign issuers, including in securities of emerging market issuers, through Underlying ETFs.

2.   SIGNIFICANT ACCOUNTING POLICIES
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards.

Indemnifications
In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown.  However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

Security Valuation
The Net Asset Value (“NAV”) per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The Fund’s NAV is calculated by the Custodian and determined at the close of the regular trading session on the NYSE

2010 Annual Report	One Fund®

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2010

 (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open.

In calculating the Fund’s NAV, a Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share.  The Adviser may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Fair Value Measurement
GAAP provides guidance on fair value measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s assumption in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict and acts of terrorism.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

One Fund®	2010 Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2010

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3
Investments
Exchange-Traded Funds	$9,826,851	$-	$-
Total	$9,826,851	$-	$-

Investment Transactions and Investment Income
Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.  Interest income is accrued daily.

For the period ended December 31, 2010, securities received for in-kind transactions associated with creations were $9,015,217.

Expenses
The Adviser pays all of the expenses of the Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

Repurchase Agreements
The Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral.  A repurchase agreement is an agreement under which the Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from the seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. No more than an aggregate of 15% of the Fund’s net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.  There is no limit on the Fund’s investment in liquid repurchase agreements.

Short-Term Investments
The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and

2010 Annual Report	One Fund®

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2010

similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Security Lending
The Fund may lend portfolio securities to certain creditworthy borrowers.  The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned.  The Fund may terminate a loan at any time and obtain the return of the securities loaned.  The Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.  Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

Dividends and Distributions to Shareholders
It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to qualify for and to elect treatment as a Regulated Investment Company (“RIC”) under Subchapter M of the Code.  It is the policy of the Fund to pay out dividends, if any, to investors at least annually.  Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually.  The capital loss carryforward amount, if any, is available to offset future net capital gains.  The Fund may occasionally be required to make supplemental distributions at some other time during the year.  The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.  Dividends and distributions to shareholders are recorded on the ex-dividend date.  The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations which may differ from U.S. GAAP.  These book/tax differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification.  Dividends and distributions, that exceed earnings and profit for tax purposes, are reported for tax purposes as a return of capital to the extent of a shareholder’s tax basis, and thereafter as capital gain.

3.	INVESTMENT ADVISORY AGREEMENT AND OTHER AGREEMENTS

Investment Advisory Agreement
U.S One, Inc. serves as the investment adviser to the Fund. Pursuant to the Advisory Agreement, for the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets. The Adviser pays all of the expenses of the Fund other than the management fee, distribution fees pursuant to the Fund’s Distribution and Service Plan, if any, brokerage expenses, taxes, interest, fees and expenses of the independent Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

One Fund®	2010 Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2010

Administrator, Custodian, Fund Accountant and Transfer Agent
The Bank of New York Mellon serves as the Fund’s Administrator, Custodian, Fund Accountant and Transfer Agent.

Service Providers
Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides a Chief Compliance Officer and an Anti-Money Laundering Officer as well as certain additional compliance support functions under a Compliance Services Agreement.  As compensation for the foregoing services, FCS receives certain out of pocket costs and a fixed monthly fee, which are accrued daily and paid monthly by the Adviser.

4.	DISTRIBUTION AGREEMENT
Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor of Creation Units for the Fund pursuant to the distribution agreement.  The Distributor does not maintain any secondary market shares.

5.    ORGANIZATIONAL COSTS
Expenses incurred in the organization of the Trust and the Fund is approximately $100,000.  The Adviser has agreed to bear the Trust’s organization costs.

6.   CAPITAL SHARE TRANSACTIONS
As of December 31, 2010, there were an unlimited number of no par value shares of beneficial interest authorized by the Trust. Shares are created and redeemed by the Fund at their NAV only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets.  The Shares are listed on the NYSE Arca (“NYSE Arca” or the “Exchange”), subject to notice of issuance.  The Shares trade on the Exchange at market prices.  These prices may differ from the Shares’ NAV.  The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment.  A Creation Unit of the Fund consists of 50,000 Shares.

7.    FEDERAL INCOME TAXES
GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the fiscal year ended December 31, 2010, the Fund did not have any liabilities for unrecognized tax benefits. If applicable, the Fund will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and New York.

The Trust distinguishes between dividends on a tax basis and on a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.  Differences in the recognition or classification of income between the

2010 Annual Report	One Fund®

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2010

financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized losses in the components of net assets on the Statement of Assets and Liabilities.

For the period ended December 31, 2010, the tax character of distributions paid, as reflected in the Statement of Changes in Net Assets, was $125,850 of ordinary income.

Information on the tax components of net assets as of December 31, 2010 is as follows:

Cost of			Net Tax
Investments	Gross Tax	Gross Tax	Unrealized	Other
for Tax	Unrealized	Unrealized	Appreciation	Temporary
Purposes	Appreciation	Depreciation	on Investments	Differences

$9,015,217	$811,634	$ -	$811,634	$(3,204)

8.    ACCOUNTING PRONOUNCEMENTS
In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 were effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact ASU No. 2010-06 and has reflected such changes in the Trust’s financial statement disclosures.

9.    SUBSEQUENT EVENT
On January 6, 2011, Mr. Paul Hrabal, the sole owner and stockholder of U.S. One, Inc. (the “Advisor”), the investment adviser to the Fund, entered into an agreement (the “Stock Purchase Agreement”) with Frank Russell Company (“Russell”) pursuant to which Russell has agreed to purchase from Mr. Hrabal all of the issued and outstanding stock of the Advisor on the terms and conditions set forth in the Stock Purchase Agreement (the “Proposed Acquisition”).  The Proposed Acquisition would result in a change of control of the Advisor, which under the terms of the existing advisory agreement between the Trust and the Advisor, dated March 26, 2010 (the “Existing Advisory Agreement”), terminates the Existing Advisory Agreement.  Therefore, concurrent with the closing of the Proposed Acquisition and subject to shareholder approval, Russell Investment Management Company (“RIMCo”) will assume responsibility for providing investment advisory services to the Fund pursuant to a new advisory agreement between U.S. One Trust (the “Trust”), on behalf of the Fund, and RIMCo (the “New Advisory Agreement”).  While the parties expect the Proposed Acquisition to close prior to the end of the first quarter, the closing of the Proposed Acquisition is subject to various conditions, and may be delayed or even terminated due to unforeseen circumstances.

One Fund®	2010 Annual Report

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of U.S. One Trust
and the Shareholders of One Fund

We have audited the accompanying statement of assets and liabilities of the One Fund, a series of shares of beneficial interest in U.S. One Trust, including the schedule of investments, as of December 31, 2010, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period May 11, 2010 (commencement of operations) to December 31, 2010.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the One Fund as of December 31, 2010, and the results of its operations, changes in its net assets and its financial highlights for the period May 11, 2010 to December 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
February 16, 2011

2010 Annual Report	One Fund®

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS (unaudited)

The chart below presents information about differences between the per share net asset value (“NAV”) of the Fund and the market trading price of shares of the Fund.  For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed.  The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV.  The chart presents information about the size and frequency of premiums or discounts.  As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV.  Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Premium/Discount Frequency Data

Premium and Discount Range	Number of Days	% of Total Days
< -0.20%	0	0.00%
>= -0.20% and < -0.05%	4	2.44%
>= -0.05% and <= 0.05%	113	68.90%
> 0.05% and <= 0.20%	43	26.22%
> 0.20%	4	2.44%
	164	100.00%

One Fund®	2010 Annual Report

SUPPLEMENTAL INFORMATION (unaudited)

Federal Income Tax Information
The following Federal tax information related to the Fund’s fiscal year ended December 31, 2010, is provided for information purposes only and should not be used for reporting to Federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2011.

Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended December 31, 2010, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income $124,880.

For corporate shareholders, 50.30% of ordinary income distributions for the year ended December 31, 2010 qualified for the corporate dividends-received deduction.

TRUSTEES AND OFFICERS OF THE TRUST
The Board has responsibility for the overall management and operations and business affairs of the Trust, including general supervision and review of its investment activities. The Trustees elect the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Fund. The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any with the Adviser, are listed below:

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Interested Trustees
Paul Hrabal P.O. Box 17073 Reno, NV 89511 44	Trustee, President and Treasurer	Since 2009	U.S. Data Trust Corporation (2002 to 2009), President; U.S. One, Inc. (2008 to Present), President	1	None
Independent Trustees
Samuel W. Humphreys P.O. Box 17073 Reno, NV 89511 50	Trustee	Since 2010	London Bay Capital (2007 to Present), CEO; Syntek Capital (1999 to 2007), CEO	1	None

2010 Annual Report	One Fund®

TRUSTEES AND OFFICERS OF THE TRUST (Continued)

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Stephen Matthew Lopez-Bowlan P.O. Box 17073 Reno, NV 89511 51	Trustee	Since 2010	H20, LLC (2009 to Present), Vice President and CFO; Sutton Place Limited (2006 to 2008), COO; Sutton Place Limited (1994 to 2006), CFO	1	None
David Sean McEwen P.O. Box 17073 Reno, NV 89511 49	Trustee	Since 2010	Retired (since 2005); TriTech Software Systems, Inc. (1983 to 2005), Vice President, President, CEO and Chairman	1	None

Statement of Additional Information includes additional information regarding the Trustees.  This information is available upon request, without charge, by visiting the web site www.onefund.com or by calling the following telephone number: 1-866-ONE-FUND.

The Trust has delegated the voting of the Trust’s voting securities to the Trust’s adviser pursuant to the proxy voting policies and procedures of the adviser.  You may obtain a copy of these policies and procedures by calling 1-866-ONE-FUND.  The policies may also be found on the website of the Securities and Exchange Commission (http://www.sec.gov).

Information regarding how the Trust voted proxies for portfolio securities,  if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Trust at 1-866-ONE-FUND or by accessing the Trust’s Form N-PX on the Commission’s website at http://www.sec.gov.

The Trust will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.  The Trust’s Form N-Qs will be available on the SEC website at http://www.sec.gov.  The Trust’s Form N-Qs may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

One Fund®	2010 Annual Report

FOR MORE INFORMATION

To request a free copy of the prospectus, SAI or request additional information about the Fund or t make inquiries, please contact us as follows:

Call:	1-866-ONE-FUND Monday through Friday 8:00 a.m. to 5:00 p.m. PST

Write:	U.S. One, Inc. P.O. Box 17073 Reno, NV 89511

Visit:	www.onefund.com

2010 Annual Report	One Fund®

Item 2. Code of Ethics.

(a)           As of December 31, 2010, the registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	Not applicable.

(c)	The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)	The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period.

(e)	Not applicable.

(f)	The registrant’s Code of Ethics is attached hereto as an exhibit.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that the Registrant has one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial expert serving on the Registrant's audit committee is Stephen Lopez-Bowlan, who is an independent Trustee of the Trust, as that term is defined under Item 3(a) (2).

Item 4. Principal Accountant Fees and Services.

(a)           Audit Fees.  The aggregate fees billed from the Trust's fiscal year ended December 31, 2010 for professional services rendered by the principal accountant for the audit of the Trust's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are as follows:

2010: $10,000

(b)           Audit-Related Fees.  The aggregate fees billed for the Trust's fiscal year ended December 31, 2010 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Trust's financial statements and are not reported above in Item 4(a) are as follows:

2010: $0

(c)           Tax Fees.  The aggregate fees billed for the Trust's fiscal year ended December 31, 2010 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning are as follows:

2010: $2,000

(d)           All Other Fees.  The aggregate fees billed from the Trust's fiscal year ended December 31, 2010 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) are as follows:

2010: $0

(e)           Audit Committee Pre-Approval Policies and Procedures.

(i) Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees (the “Audit Committee”) of the U.S. One Trust on behalf of each of its series (each a “Fund” and collectively, “the Funds”) is responsible for the appointment, compensation and oversight of the work of the independent auditor.  As part of this responsibility, the Audit Committee is required to pre-approve the (i) audit and permissible non-audit services provided to the Funds; (ii) non-audit services provided to the Funds’ investment adviser, and to any “control affiliates” of such investment adviser, that relate directly to the Funds’ operations or financial reporting; and (iii) certain other non-audit services to the Funds’ investment adviser and their control affiliates performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. Accordingly, the Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved. Pursuant to the Policy the Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor during the following twelve months without obtaining specific pre-approval from the Audit Committee.  Any proposed services exceeding the pre-approved maximum fee amounts set forth in the Policy will also require specific pre-approval by the Audit Committee.

(ii) The Registrant's Audit Committee has approved 100% of services described in each of Items 4(b) through (d) pursuant to paragraph (c) (7) (A) of Rule 2-01 of Regulation S-X.

 (f)           The percentage of hours expended on the principal accountant's engagement to audit the Trust’s financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

(g)           The aggregate non-audit fees billed by the Trust's accountant for services rendered to the Trust, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Trust (except for any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) that for the fiscal year ended December 31, 2010 are as follows:

2010: $0

(h)           Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant is an issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a) (58)A of the Exchange Act. The Registrant's audit committee members are Samuel W. Humphreys, Stephen Lopez-Bowlan and David Sean McEwen.

Item 6. Schedule of Investments.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)  The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that to the best of their knowledge the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported timely.

(b)  There has been no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	The registrant's Code of Ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act.

(a)(3)	Not applicable.

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  U.S. One Trust

By           /s/ Paul Hrabal
Paul Hrabal, President

Date        February 22, 2011

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By            /s/ Paul Hrabal
Paul Hrabal, President

Date        February 22, 2011

By            /s/ Paul Hrabal
Paul Hrabal, Treasurer

Date        February 22, 2011